STATEMENT OF INVESTMENTS
BNY Mellon Ultra Short Income Fund

August 31, 2019 (Unaudited)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)		Value ($)
Asset-Backed Commercial Paper - 24.1%
Antalis	2.35	10/16/19	4,000,000	[a]	3,988,887
Chariot Funding	2.45	9/3/19	2,500,000	[a]	2,499,409
Gotham Funding	2.28	9/3/19	4,000,000	[a]	3,999,049
LMA Americas	2.18	9/23/19	3,000,000	[a]	2,995,840
LMA Americas	2.18	9/3/19	1,500,000	[a]	1,499,643
Nieuw Amsterdam Receivables	2.23	1/8/20	4,000,000	[a]	3,970,380
Sheffield Receivables Company	2.17	11/25/19	4,000,000	[a]	3,979,729
Total Asset-Backed Commercial Paper (cost $22,930,707)			22,932,937
Commercial Paper - 40.0%
Bedford Row Funding	2.96	10/18/19	500,000	[a]	498,587
Bnp Paribas Fortis	2.12	11/13/19	4,000,000	[a]	3,982,458
Commonwealth Bank of Australia, 3 Month LIBOR +.10%	2.41	10/4/19	2,000,000	[b,c]	2,000,178
Hyundai Capital America	2.31	9/12/19	4,000,000	[a]	3,996,728
Landesbank Baden-Wurttemberg	2.18	9/4/19	4,000,000	[a]	3,998,803
Lloyds Bank, 3 Month LIBOR +.02%	2.14	11/29/19	4,000,000	[b]	4,000,135
Nationwide Building	2.38	9/9/19	750,000	[a]	749,543
Oversea Chinese Banking, 1 Month LIBOR +.11%	2.32	9/6/19	2,000,000	[b,c]	2,000,132
Pfizer	2.04	12/12/19	4,000,000	[a]	3,976,080
Royal Bank of Canada, 3 Month LIBOR +.09%	2.37	10/24/19	2,000,000	[b,c]	2,000,571
Sumitomo Mitsui Trust Bank	2.43	9/9/19	2,500,000	[a]	2,498,526
Swedbank	2.67	11/5/19	4,000,000	[a]	3,984,203
Toronto-Dominion Bank, 3 Month LIBOR +.10%	2.55	9/11/19	4,000,000	[b,c]	4,000,096
UBS, 3 Month LIBOR +.32%	2.74	9/19/19	500,000	[b,c]	500,427
Total Commercial Paper (cost $38,183,664)			38,186,467
Negotiable Bank Certificates of Deposit - 28.8%
Banco Santander	2.30	10/16/19	2,000,000		2,000,518
Banco Santander/New York, 1 Month LIBOR +.07%	2.27	9/10/19	2,000,000	[b]	2,000,037
Bank of Montreal/Chicago II, 3 Month SOFR +.20%	2.32	9/3/19	2,000,000	[b]	2,000,112
Bank of Montreal/Chicago II, 3 Month LIBOR +.06%	2.35	11/4/19	2,000,000	[b]	2,000,366
Landesbank Hessen/New York	2.66	1/6/20	1,000,000		1,002,289
Landesbank Hessen/New York	2.94	1/17/20	900,000		903,155

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Annualized Yield (%)	Maturity Date	Principal Amount ($)	Value ($)
Negotiable Bank Certificates of Deposit - 28.8% (continued)
Mizuho Bank	2.55	9/13/19	4,000,000	4,000,574
Norinchukin Bank/New York	2.53	11/14/19	5,000,000	5,004,585
Oversea Chinese Banking	2.58	10/2/19	2,000,000	2,000,702
Sumitomo Mitsui Trust Bank	2.37	10/2/19	2,000,000	2,000,467
Wells Fargo Bank, 3 Month LIBOR +.18%	2.52	10/11/19	4,500,000	[b] 4,503,820
Total Negotiable Bank Certificates of Deposit (cost $27,404,382)			27,416,625
Repurchase Agreements - 5.2%
HSBC Securities USA, Tri-Party Agreement thru BNY Mellon, dated 8/30/19 due at maturity date in the amount of $5,000,958 (fully collateralized by original par $5,187,585 Asset-Backed Securities 2.00%-3.81% due 10/15/21-12/16/24 value $5,250,000) (cost $5,000,000)	2.30	9/3/19	5,000,000	5,000,000
Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $1,814,583)	2.09		1,814,583	[d] 1,814,583
Total Investments (cost $95,333,336)			100.0%	95,350,612
Cash and Receivables (Net)			.0%	7,320
Net Assets			100.0%	95,357,932

a Security is a discount security. Income is recognized through the accretion of discount.

b Variable rate security—rate shown is the interest rate in effect at period end. Date shown represents the earlier of the next interest reset date or ultimate maturity date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2019, these securities amounted to $10,501,404 or 11.01% of net assets.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Ultra Short Income Fund

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Asset-Backed Commercial Paper	-	22,932,937	-	22,932,937
Commercial Paper	-	38,186,467	-	38,186,467
Negotiable Bank Certificates of Deposit	-	27,416,625	-	27,416,625
Repurchase Agreements	-	5,000,000	-	5,000,000
Investment Companies	1,814,583	-	-	1,814,583

†  See Statement of Investments for additional detailed categorizations, if any.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund’s Board Members (“Board”).

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

NOTES

At August 31, 2019, accumulated net unrealized appreciation on investments was $17,277, consisting of $19,866 gross unrealized appreciation and $2,589 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.